Payables and other current liabilities - Disclosure of breakdown of trade and other payables (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Trade and other current payables [abstract]
Trade payables	€ 36,114	€ 30,748
Accrued invoices	21,376	13,049
Other	7	26
Trade payables and other current liabilities	€ 57,497	€ 43,824